Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies
16.	Commitments and Contingencies

Operating Lease Obligations

The Company leases office facilities and equipment under noncancelable operating leases expiring in various years through 2014.

Following is a summary of future minimum payments under initial terms of leases as of:

Year Ending March 31,
2013	$32
2014	$5
Total minimum lease payments	$37

These amounts do not reflect future escalations for real estate taxes and building operating expenses.  Rental expense for continuing operations amounted to $170 and $291, respectively, for the years ended March 31, 2012 and 2011.

Other Obligations

As of March 31, 2012, the Company was obligated for payments under various distribution agreements, equipment lease agreements, employment contracts and consulting agreements with initial terms greater than one year at March 31, 2012.  Annual payments relating to these commitments at March 31, 2012 are as follows:

Year Ending March 31,
2013	$1,108
Total minimum payments	$1,108

On December 28, 2011, the Company entered into an employment agreement with Peter Adderton to serve as the Company’s Chief Executive Officer and as a member of the Company’s Board of Directors.  The term of the agreement is one year.  Pursuant to the agreement, the Company agreed to the following:

•	Annual Fees: For all services rendered by the Chief Executive Officer under this agreement, the Company shall pay the Executive an aggregate fee of four hundred fifty thousand dollars ($450,000) per annum.

•	Special Incentive Bonus: Mr. Adderton is to receive a bonus of $250,000 payable (A) 50% upon completion of a $5 million financing(s) during the two years following the date of the employment agreement (“Measurement Period”) and (B) the remaining $125,000 upon the successful completion of additional debt or equity financing(s) during the Measurement Period, which, when aggregated with any prior financings during the Measurement Period, result in the Company realizing at least $10 million of gross proceeds.

•	Annual Bonus: Mr. Adderton shall be entitled to be paid an annual incentive bonus in cash in an amount of up to 100% of his salary based upon satisfaction of performance-related milestones. The performance-related milestones shall be mutually determined by the Board of Directors and Mr. Adderton within sixty (60) days of the effective Date of the employment agreement.

•	Restricted Stock Grant: The Company granted Mr. Adderton 9,037,500 shares of the Company’s restricted common stock, subject to the certain terms and conditions specified in the restricted stock agreement, which shall vest as follows: (i) one third (1/3) shall vest immediately upon the completion of one or more debt or equity financings during the Measurement Period in favor of the Company of gross proceeds of at least $5 million; (ii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (computed by multiplying the number of outstanding shares of the Employer’s common stock on a fully diluted (taking into account only those stock options that are in-the-money on such date), as-converted basis by the average daily trading price for the Company’s common stock for the thirty (30) trading day period immediately preceding the date of determination) equals or exceeds $100 million; and (iii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in clause (ii) above) equals or exceeds $200 million; provided , however , that all unvested shares of restricted common stock shall vest immediately upon the sale of all or substantially all of the assets of the Company, upon the merger or reorganization of the Company following which the equity holders of the Company immediately prior to the consummation of such merger or reorganization collectively own less than 50% of the voting power of the resulting entity, or upon the sale of equity securities of the Company representing 50% or more of the voting power of the Company or 50% or more of the economic interest in the Company in a single transaction or in a series of related transactions (i.e., a “Change of Control”). All shares shall be subject to a one (1) year lock-up following the vesting of such shares.

•	Additional Performance Bonuses: Mr. Adderton shall be entitled to payment of (i) a performance bonus equal to $2.5 million in cash or registered and freely tradable stock of the Company, at Mr. Adderton’s choice, if, on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $150 million; and (ii) payment of a performance bonus equal to $10 million in cash or registered and freely tradable stock of the Company, at Mr. Adderton’s choice, if, on any date during the Measurement Period, the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $1 billion. Any bonus payable under this subsection (f) shall vest upon the achievement of the specified criteria and shall be paid on or within thirty (30) days of such vesting date.

The Company entered into an agreement with Robert Ellin to serve as the Company’s Executive Chairman.  The term of the agreement is one year.  Pursuant to the agreement, the Company agreed to the following:

•	Annual Fees: For all services rendered by the Chairman under this agreement, the Company shall pay the Chairman an aggregate fee of four hundred fifty thousand dollars ($450,000) per annum.

•	Annual Bonus: Mr. Ellin shall be entitled to be paid an annual incentive bonus in cash in an amount of up to 100% of his salary based upon satisfaction of performance-related milestones. The performance-related milestones shall be mutually determined by the Board of Directors and Mr. Ellin within sixty (60) days of the effective Date of the employment agreement.

•	Restricted Stock Grant: The Company granted Mr. Ellin 3,400,000 shares of the Company’s restricted common stock, subject to the certain terms and conditions specified in the restricted stock agreement, which shall vest as follows: (i) one third (1/3) shall vest immediately upon the completion of one or more debt or equity financings during the Measurement Period in favor of the Company of gross proceeds of at least $5 million; (ii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (computed by multiplying the number of outstanding shares of the Employer’s common stock on a fully diluted (taking into account only those stock options that are in-the-money on such date), as-converted basis by the average daily trading price for the Company’s common stock for the thirty (30) trading day period immediately preceding the date of determination) equals or exceeds $100 million; and (iii) one third (1/3) shall vest immediately if on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in clause (ii) above) equals or exceeds $200 million; provided , however , that all unvested shares of restricted common stock shall vest immediately upon the sale of all or substantially all of the assets of the Company, upon the merger or reorganization of the Company following which the equity holders of the Company immediately prior to the consummation of such merger or reorganization collectively own less than 50% of the voting power of the resulting entity, or upon the sale of equity securities of the Company representing 50% or more of the voting power of the Company or 50% or more of the economic interest in the Company in a single transaction or in a series of related transactions (i.e., a “Change of Control”). All shares shall be subject to a one (1) year lock-up following the vesting of such shares.

•	Additional Performance Bonuses: Mr. Ellin shall be entitled to payment of (i) a performance bonus equal to $1.5 million in cash or registered and freely tradable stock of the Company, at Mr. Ellin’s choice, if, on any date during the Measurement Period the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $150 million; and (ii) payment of a performance bonus equal to $3.3 million in cash or registered and freely tradable stock of the Company, at Mr. Ellin’s choice, if, on any date during the Measurement Period, the Company’s total enterprise value (calculated as set forth in Section 4(e)(ii) above) equals or exceeds $1 billion. Any bonus payable under this subsection (f) shall vest upon the achievement of the specified criteria and shall be paid on or within thirty (30) days of such vesting date.

Litigation

Twistbox’s wholly owned subsidiary, WAAT Media Corp. (“WAAT”) and General Media Communications, Inc. (“GMCI”) were parties to a content license agreement dated May 30, 2006, whereby GMCI granted to WAAT certain exclusive rights to exploit GMCI branded content via mobile devices. GMCI terminated the agreement on January 26, 2009 based on its claim that WAAT failed to cure a material breach pertaining to the non-payment of a minimum royalty guarantee installment in the amount of $485. On or about March 16, 2009, GMCI filed a complaint seeking the balance of the minimum guarantee payments due under the agreement in the approximate amount of $4,085. WAAT counter-sued claiming GMCI was not entitled to the claimed amount and that it had breached the agreement by, among other things, failing to promote, market and advertise the mobile services as required under the agreement and by fraudulently inducing WAAT to enter into the agreement based on GMCI’s repeated assurances of its intention to reinvigorate its flagship brand. GMCI filed a demurrer to the counter-claim. WAAT subsequently filed an amended counter-claim. On August 16, 2011, the LA Superior Court ruled in favor of WAAT’s Summary Judgment Motion. As a result, GMCI’s potential damages were limited to the amount of minimum royalty installments that accrued prior to termination of the content license agreement in the amount of approximately $800. Trial had been scheduled for April 16, 2012, however on December 22, 2011 the parties agreed to a settlement of $300 in favor of GMCI, pursuant to which WAAT will be required to pay GMCI $300 over a 30 month period, beginning December 28, 2011. As of March 31, 2012 the Company has accrued $260, which is included in Accounts Payable on the balance sheet.

On March 6, 2012 the Company received a notice of levy in the amount of $73 pertaining to a dispute with a service provider. The Company has recorded the full amount in Accounts Payable on the consolidated balance sheet.

On May 4, 2012 the Company received notice of a judgment in the amount of £23 pertaining to a dispute with a previous employee. The Company has recorded the full amount in Accrued Compensation on the consolidated balance sheet.

The Company is subject to various claims and legal proceedings arising in the normal course of business. Based on the opinion of the Company’s legal counsel, management believes that the ultimate liability, if any in the aggregate of other claims will not be material to the financial position or results of operations of the Company for any future period; and no liability has been accrued.